Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current
Bank borrowings - secured	¥ 23,770
Bank borrowings - non-secured	10,060	¥ 8,621
Other borrowings - secured	42,101	4,296
Non-current borrowings, total	75,931	12,917
Current
Bank borrowings - secured	38,491	94,189
Bank borrowings - non-secured	39,575	15,874
Other borrowings - secured	57,748	17,407
Current borrowings, total	135,814	127,470
Borrowings, total	¥ 211,745	¥ 140,387
Effective interest rate on the borrowings	5.80%	6.07%